Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Cohen & Steers Advantage Income Realty Fund, Inc.

280 Park Avenue

New York, New York 10017

under the

Investment Company Act of 1940

Investment Company Act File No. 811-09993

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of Cohen & Steers Advantage Income Realty Fund, Inc. (the “Company”) to be redeemed:

Auction Market Preferred Shares, Series M (CUSIP: 19247W201) (“Series M Shares”),

Auction Market Preferred Shares, Series T7 (CUSIP: 19247W607) (“Series T7 Shares”),

Auction Market Preferred Shares, Series W (CUSIP: 19247W300) (“Series W Shares”),

Auction Market Preferred Shares, Series TH (CUSIP: 19247W409) (“Series TH Shares”),

Auction Market Preferred Shares, Series F28 (CUSIP: 19247W508) (“Series F28 Shares”), (together, the “Preferred Shares”)

(2)	Date on which the securities are to be called or redeemed:

Series	Date
M	March 27, 2009
T7	March 25, 2009
W	March 26, 2009
TH	March 27, 2009
F28	March 27, 2009

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series M Shares and Series W Shares are to be redeemed pursuant to Part 1, Section 3(a)(ii) of the Articles Supplementary of the Company dated as of July 20, 2001.

The Series T7 Shares are to be redeemed pursuant to Part 1, Section 3(a)(ii) of the Articles Supplementary of the Company dated as of November 17, 2004.

The Series TH7 Shares are to be redeemed pursuant to Part 1, Section 3(a)(ii) of the Articles Supplementary of the Company dated as of December 10, 2002.

The Series F28 Shares are to be redeemed pursuant to Part 1, Section 3(a)(ii) of the Articles Supplementary of

the Company dated as of September 10, 2003.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company intends to redeem, pro-rata, (subject to the methodology employed by The Depository Trust Company and the underlying broker-dealers, in a manner that is fair and equitable to all holders), the number and amount of outstanding Preferred Shares set forth below:

Series	Shares	Amount
M	263	$6,575,000
T7	273	$6,825,000
W	263	$6,575,000
TH	214	$5,350,000
F28	227	$5,675,000

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 19th day of March, 2009.

COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President